Employee benefit obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Bonuses	$ 15,255	$ 11,238
Annual leave	4,116	2,906
Long service leave	444	305
Total employee benefit obligations	19,815	14,449
Current	19,371	14,144
Non-current	$ 444	$ 305